RIGHT OF USE ASSET (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT OF USE ASSET
Summary of right of use assets

COST	Total
Balance at January 1, 2019, on adoption of IFRS 16	$1,407,704
Impairment of right-of-use asset	(231,773)
Impairment reversal	156,366
Sublease	(274,965)
Balance as at December 31, 2019	$1,057,333

ACCUMULATED DEPRECIATION
Balance at January 1, 2019, on adoption of IFRS 16	—
Depreciation for the period	336,860
Balance as at December 31, 2019	$336,860

NET BOOK VALUE
As at January 1, 2019, on adoption of IFRS 16	$1,407,704
As at December 31, 2019	$720,473